Organization and Principal Activities (Financial Information of the Company's VIEs) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Variable interest entities
Total assets	$ 683,580		¥ 4,991,673		¥ 4,746,101
Total liabilities	123,718		1,347,661		858,969
Total net revenue	904,102	¥ 6,277,183	7,342,959	¥ 3,887,531
Net loss	21,630	150,182	134,841	405,363
Net cash provided by/(used in) operating activities	12,029	83,518	151,497	422,444
Net cash provided by/(used in) investing activities	(63,441)	(440,461)	1,383,691	(2,575,715)
Net cash provided by financing activities	1,913	13,285	4,417	2,486,702
Net increase/(decrease) in cash and cash equivalents	(37,853)	(262,816)	1,552,160	332,919
Cash and cash equivalents at the beginning of the year	369,334	2,564,287	1,012,127	679,208
Cash and cash equivalents at the end of the year	$ 331,481	2,301,471	2,564,287	1,012,127
VIEs
Variable interest entities
Total assets			665,658		567,839
Less: loans receivable			(549,145)		(73,330)
Total assets excluding loans receivable			116,513		494,509
Total liabilities			630,690		525,230
Less: inter-company payable			(474,236)		(414,163)
Total liabilities excluding inter-company payable			156,454		111,067
Total net revenue		531,945	869,959	664,287
Net loss		(23,466)	(44,150)	(23,635)
Net cash provided by/(used in) operating activities		(132,616)	53,880	(140,513)
Net cash provided by/(used in) investing activities		60,174	(568,638)	(26,787)
Net cash provided by financing activities		29,000	551,800
Net increase/(decrease) in cash and cash equivalents		(43,442)	37,042	(167,300)
Cash and cash equivalents at the beginning of the year		47,591	10,549	177,849
Cash and cash equivalents at the end of the year		¥ 4,149	47,591	¥ 10,549
Asset can be used to settle obligations					0
Registered Capital			¥ 8,157		¥ 8,157